Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
5. Commitments and Contingencies
The Company is subject to legal proceedings and claims that arise in the ordinary course of business. The Company may have exposure to loss contingencies arising from pending or threatened litigation for which assessing and estimating the outcomes of these matters involve substantial uncertainties. The Company evaluates contingencies on an ongoing basis and establishes loss provisions for matters in which losses are probable and the amount of loss can be reasonably estimated.
Legal expenses include attorneys’ fees, litigation expenses and settlements. The Company recorded legal expenses totaling $1,745 and $506 for the three months ended March 31, 2024 and 2025, respectively.

9.  Commitments and Contingencies
The Company is subject to legal proceedings and claims that arise in the ordinary course of business. The Company may have exposure to loss contingencies arising from pending or threatened litigation for which assessing and estimating the outcomes of these matters involve substantial uncertainties. The Company evaluates contingencies on an ongoing basis and establishes loss provisions for matters in which losses are probable and the amount of loss can be reasonably estimated.
Legal expenses include attorneys’ fees, litigation expenses and settlements. For the years ended December 31, 2023, and 2024, the Company recorded legal expenses totaling $24,234 and $5,084, respectively.